LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017, OF

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Effective June 1, 2017, the following text replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Unless otherwise noted, all information is provided as of September 30, 2016.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Paul D. Ehrlichman	Registered investment companies	1	0.47	None	None
	Other pooled investment vehicles	6	0.14	None	None
	Other accounts	1,795	2.20	2	0.19

Sean M. Bogda	Registered investment companies	1	0.47	None	None
	Other pooled investment vehicles	6	0.14	None	None
	Other accounts	1,794	2.20	2	0.19

Safa R. Muhtaseb	Registered investment companies	1	0.47	None	None
	Other pooled investment vehicles	6	0.14	None	None
	Other accounts	1,794	2.20	2	0.19

Grace Su*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

*	Information is provided as of April 30, 2017.

Effective June 1, 2017, the following text replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership”:

Unless otherwise noted, all information is provided as of September 30, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Paul D. Ehrlichman*	100,001-500,000
Sean M. Bogda	100,001-500,000
Safa R. Muhtaseb	None
Grace Su**	1-10,000

*	As of April 30, 2017, Mr. Ehrlichman held over $1 million in International Small Cap Opportunity Fund, a portfolio of ClearBridge Investment Trust, a Delaware statutory trust, which is an unregistered fund with investment objectives, strategies and policies substantially similar to the investment objective, strategies and policies of the fund.

**	Information is provided as of April 30, 2017.

Please retain this supplement for future reference.

CBAX377780